Provisions for legal proceedings, judicial deposits and contingent liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	$ 3,305	$ 3,010	$ 2,018
Labor related contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	806	737
Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	544	466
Civil related contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	1,614	1,504
Civil related environmental contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	$ 341	$ 303